John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.6%					$1,592,667,385
(Cost $1,602,782,885)
Communication services 10.1%					187,646,828
Diversified telecommunication services 3.1%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27		2,605,926	2,593,704
Cincinnati Bell, Inc., 2021 Term Loan B2 (B)	TBD	11-23-28		1,511,099	1,503,544
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.500	12-11-26		2,314,700	2,306,737
Cyxtera DC Holdings, Inc., Incremental Term Loan (6 month LIBOR + 4.000%)	5.000	05-01-24		1,119,747	1,113,454
Cyxtera DC Holdings, Inc., Term Loan B (6 month LIBOR + 3.000%)	4.000	05-01-24		10,246,544	10,175,228
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.500	05-01-28		2,420,516	2,415,069
Gridiron Fiber Corp., Term Loan (2 month LIBOR + 4.500%)	5.250	10-04-28		2,849,920	2,759,093
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (C)	0.000	01-02-24		4,606,230	4,614,890
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.840	03-01-27		4,498,066	4,388,448
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.340	03-15-27		3,474,243	3,402,604
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.500	05-26-28		3,249,561	3,240,430
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.000	09-25-26		7,259,094	7,193,327
Telesat LLC, Term Loan B5 (2 month LIBOR + 2.750%)	2.900	12-07-26		1,217,961	1,111,719
Venga Finance Sarl, 2021 USD Term Loan B (B)	TBD	11-02-28		4,873,859	4,761,175
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.090	03-09-27		5,824,571	5,691,422
Entertainment 0.6%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.840	03-13-28		1,548,742	1,536,801
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	350,477	424,306
Technicolor SA, 2020 EUR Super Senior Term Loan (3 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	298,947	359,548
Technicolor SA, 2020 EUR Term Loan B1 (6 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	254,436	281,270
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	2.903	12-31-24		1,831,549	1,785,302
Technicolor USA, Inc., 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.153	06-30-24		90,188	95,543
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.850	05-18-25		7,407,891	7,247,362
Interactive media and services 2.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27		7,316,993	7,242,506
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.250	02-10-28		4,878,591	4,781,020
Knot Worldwide, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 4.500%)	4.629	12-19-25		8,794,900	8,787,600
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.590	09-13-24		10,227,687	10,071,101
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		2,772,437	2,759,268
ZoomInfo LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.090	02-02-26		4,620,279	4,599,118
Media 4.1%
CMI Marketing, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 4.250%)	4.750	03-23-28		2,450,733	2,436,960
Digital Media Solutions LLC, Term Loan B (1 month LIBOR + 4.750%)	5.750	05-25-26		2,537,268	2,514,001
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	4.750	08-19-28		6,521,872	6,509,676
Lorca Finco PLC, 2021 EUR Term Loan B2 (3 month EURIBOR + 3.750%)	3.750	09-17-27	EUR	929,546	1,048,802
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	6,264,279	7,102,831
Magnite, Inc., Term Loan (6 month LIBOR + 5.000%)	5.750	04-28-28		1,006,688	1,000,396
Mediaocean LLC, Term Loan B (1 month LIBOR + 4.000%)	4.090	08-18-25		1,953,878	1,951,982
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	5.000	06-20-25		381,328	354,635
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
National CineMedia LLC, 2021 Incremental Term Loan (1 month LIBOR + 8.000%)	9.000	12-20-24		158,310	$158,310
Recorded Books, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.089	08-29-25		5,276,151	5,266,284
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		9,750,257	9,593,862
Research Now Group LLC, 2017 2nd Lien Term Loan (6 month LIBOR + 9.500%)	10.500	12-20-25		629,484	620,565
Springer Nature Deutschland GmbH, 2021 USD Term Loan B18 (1 month LIBOR + 3.000%)	3.750	08-14-26		790,525	788,217
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.089	04-30-28		6,882,883	6,745,226
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	4.500	10-18-28		3,571,637	3,576,101
Trader Interactive LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.500	07-28-28		1,301,231	1,294,724
United Talent Agency LLC, Term Loan B (3 month LIBOR + 4.000%)	4.750	07-07-28		2,673,059	2,646,328
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	738,507
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	2.339	04-30-28		1,153,790	1,134,325
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 3.000%)	3.089	01-31-29		2,104,677	2,086,261
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	3.339	01-31-29		8,046,999	8,021,168
Virgin Media Ireland, Ltd., EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	07-15-29	EUR	2,900,851	3,264,788
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		1,918,910	1,912,923
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.589	04-30-28		5,753,885	5,665,793
Wireless telecommunication services 0.2%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month LIBOR + 5.000%)	5.750	04-27-27		2,845,046	2,854,520
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27		1,122,962	1,118,054
Consumer discretionary 14.4%					268,245,223
Auto components 0.4%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-05-27		4,004,499	3,944,432
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.000	01-31-28		4,224,472	4,187,508
Automobiles 1.0%
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (1 month SONIA + 7.500%)	7.549	07-30-29	GBP	1,063,679	1,419,591
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 6.000%)	6.874	04-10-26		6,265,950	6,297,280
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	4.090	09-25-26		3,975,740	3,952,561
RVR Dealership Holdings LLC, Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.750	02-08-28		90,995	90,483
RVR Dealership Holdings LLC, Term Loan B (3 month LIBOR + 4.000%)	4.750	02-08-28		3,168,656	3,150,848
Thor Industries, Inc., 2021 EUR Term Loan (1 month EURIBOR + 3.000%)	3.000	02-01-26	EUR	748,191	847,200
Thor Industries, Inc., 2021 USD Term Loan (1 month LIBOR + 3.000%)	3.125	02-01-26		530,090	529,559
Wheel Pros, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	5.250	05-11-28		2,972,475	2,951,846
Distributors 0.7%
Northwest Fiber LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.839	04-30-27		4,340,009	4,308,805
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		7,750,391	7,709,237
Diversified consumer services 1.8%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.750	08-31-28		3,976,390	3,956,508
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Midas Intermediate Holdco II LLC, 2020 Term Loan B (3 month LIBOR + 6.750%)	7.500	12-22-25		6,986,963	$6,726,908
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.590	05-29-26		3,059,337	3,030,274
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		4,987,171	4,947,074
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	06-02-28		6,660,697	6,631,989
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%)	3.250	07-20-26	EUR	1,706,977	1,921,171
Verisure Holding AB, 2021 EUR Term Loan (3 month EURIBOR + 3.250%)	3.250	03-27-28	EUR	1,819,895	2,047,288
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28		3,188,847	3,166,588
Hotels, restaurants and leisure 5.2%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.840	02-02-26		9,010,153	8,777,421
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month LIBOR + 4.750%)	5.500	02-02-26		113,979	112,554
Aristocrat International Proprietary, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	1.882	10-19-24		2,380,635	2,349,092
Aristocrat International Proprietary, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		302,026	301,335
Awaze, Ltd., EUR Incremental Term Loan B1 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	698,925	790,336
Bally’s Corp., 2021 Term Loan B (6 month LIBOR + 3.250%)	3.750	08-06-28		3,769,231	3,745,673
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.840	12-23-24		5,557,026	5,495,899
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%)	3.590	07-21-25		1,641,261	1,637,667
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.350	04-30-26		2,415,793	2,365,472
Compass III, Ltd., EUR Term Loan B2 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	518,650	586,454
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.592	08-13-25		4,843,701	4,306,874
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	11-01-26		2,800,542	2,792,365
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-25	EUR	3,524,726	3,538,933
HNVR Holdco, Ltd., EUR Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-27	EUR	2,352,406	2,361,061
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	3,752,250	4,243,641
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	02-24-25	EUR	2,124,041	2,242,977
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27		2,911,591	2,897,557
IRB Holding Corp., 2020 Term Loan B (3 and 6 month LIBOR + 2.750%)	3.750	02-05-25		5,877,705	5,832,564
Lakeland Holdings LLC, 2020 HoldCo Term Loan (0.000% Cash or 13.250% PIK)	0.000	09-25-27		433,621	288,900
Lakeland Tours LLC, 2020 Priority Exit PIK Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	7.250	09-25-23		163,932	165,060
Lakeland Tours LLC, 2020 Second Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	6.000	09-25-25		316,549	306,895
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	6.000	09-25-25		397,381	350,291
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.840	11-19-26		5,295,601	5,169,830
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-29-24		5,905,106	5,703,624
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.840	08-14-24		7,239,067	7,177,752
SMG US Midco 2, Inc., 2020 Term Loan (1 and 3 month LIBOR + 2.500%)	2.618	01-23-25		783,050	758,580
Stars Group Holdings BV, 2018 EUR Incremental Term Loan (3 month EURIBOR + 2.500%)	2.500	07-21-26	EUR	1,620,943	1,825,683
Stars Group Holdings BV, Term Loan B (B)	TBD	07-21-26		6,425,000	6,371,480
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.090	01-25-24		9,171,585	$8,552,503
Vue International Bidco PLC, 2019 EUR Term Loan B (6 month EURIBOR + 4.750%)	4.750	07-03-26	EUR	4,389,732	4,589,187
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.840	05-30-25		1,810,470	1,776,976
Household durables 0.1%
LSFX Flavum Bidco SA, 2021 EUR Incremental Term Loan B4 (3 month EURIBOR + 4.000%)	4.000	02-28-28	EUR	1,146,988	1,303,245
Leisure products 1.4%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,854,055	2,101,381
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	4.590	02-19-26		4,932,812	4,910,614
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	09-27-24		1,962,101	1,952,291
Amer Sports Holding Oy, EUR Term Loan B (6 month EURIBOR + 4.500%)	4.500	03-30-26	EUR	4,291,351	4,857,723
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%)	3.000	05-12-28		3,961,766	3,923,139
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-07-28		1,702,707	1,694,194
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	5.632	05-08-26		3,540,144	3,463,429
Recess Holdings, Inc. 2017 1st Lien Term Loan (3 and 6 month LIBOR + 3.750%)	4.750	09-30-24		3,841,775	3,841,775
Specialty retail 3.1%
Ascena Retail Group, Inc., 2015 Term Loan B (C)	0.000	08-21-22		2,333,303	8,750
CWGS Group LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	3.250	06-03-28		5,874,590	5,819,545
Eyemart Express LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	4.000	08-31-27		6,322,503	6,296,139
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-19-27		7,165,294	7,096,364
Mattress Firm, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	09-25-28		4,083,871	4,036,906
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.750	05-04-28		6,128,263	6,121,461
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B (B)	TBD	03-26-26	EUR	689,829	765,711
Patagonia Bidco, Ltd., 2021 GBP Term Loan B (1 month SONIA + 4.750%)	4.797	03-05-29	GBP	2,020,634	2,666,515
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	03-03-28		3,720,587	3,696,552
RH, Term Loan B (3 month LIBOR + 2.500%)	3.000	10-20-28		2,682,752	2,664,858
Runner Buyer, Inc., 2021 Term Loan B (3 month LIBOR + 5.500%)	6.250	10-20-28		4,045,496	3,989,870
Specialty Building Products Holdings LLC, 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	10-15-28		3,646,028	3,618,682
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	5.132	04-16-26		2,371,677	2,272,375
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-15-28		5,244,408	5,203,764
Winterfell Financing Sarl, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	05-04-28	EUR	2,973,402	3,345,092
Textiles, apparel and luxury goods 0.7%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	5.675	02-12-25		3,171,527	2,891,386
New Trojan Parent, Inc., Term Loan (3 month LIBOR + 3.250%)	3.750	01-06-28		6,145,800	6,082,805
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.000%)	4.000	04-16-28		4,405,391	4,388,871
Consumer staples 2.7%					50,391,402
Beverages 0.5%
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 2.750%)	2.750	03-28-25	EUR	1,425,082	1,595,516
Refresco Holding BV, GBP Term Loan B2 (3 month GBP LIBOR + 3.500%)	3.613	03-28-25	GBP	5,300,000	6,928,906
Food and staples retailing 0.9%
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.778	05-23-25		7,412,778	7,351,919
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
L1R HB Finance, Ltd., GBP Term Loan B (3 month GBP LIBOR + 5.250%)	5.326	09-02-24	GBP	7,000,000	$8,593,365
Food products 0.8%
Biscuit Holding SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	4,043,211	4,454,999
CHG PPC Parent LLC, 2021 Term Loan (B)	TBD	11-16-28		3,476,333	3,450,260
Froneri Lux FinCo SARL, 2020 EUR Term Loan B1 (6 month EURIBOR + 2.375%)	2.375	01-29-27	EUR	1,752,602	1,943,661
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.340	01-29-27		613,689	599,550
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,083,347	1,190,009
Upfield BV, 2018 GBP Term Loan B4 (1 week GBP LIBOR + 4.000%)	4.105	07-02-25	GBP	3,000,000	3,840,230
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	12-22-26		5,118,433	4,944,611
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.840	02-04-27		803,763	798,193
Spectrum Brands, Inc., 2021 Term Loan (3 month LIBOR + 2.000%)	2.500	03-03-28		406,250	404,219
Personal products 0.2%
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (B)	TBD	03-26-26	EUR	1,198,946	1,330,831
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (B)	TBD	03-26-26	EUR	363,343	403,311
Kirk Beauty One GmbH, 2021 EUR Term Loan B3 (B)	TBD	03-26-26	EUR	393,336	436,603
Nocibe France SAS, 2021 EUR Term Loan B5 (B)	TBD	03-26-26	EUR	271,291	301,134
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.500	10-01-26		1,832,220	1,824,085
Energy 0.5%					8,352,582
Oil, gas and consumable fuels 0.5%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.340	03-31-25		2,303,414	2,233,160
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.382	10-01-25		2,871,901	2,863,113
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%)	3.750	10-05-28		3,270,187	3,236,308
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-22		20,001,303	20,001
Financials 7.1%					132,759,064
Capital markets 1.4%
Astra Acquisition Corp., 2021 1st Lien Term Loan (1 month LIBOR + 5.250%)	5.750	10-25-28		4,002,587	3,882,509
Hightower Holding LLC, 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.750	04-21-28		623,851	621,511
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.750	04-21-28		2,973,688	2,962,537
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	2.840	01-26-28		8,283,976	8,178,355
Jump Financial LLC, Term Loan B (3 month LIBOR + 3.500%)	4.000	08-02-28		4,058,121	4,007,394
Luna III Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 4.750%)	4.750	09-30-28	EUR	3,743,866	4,233,523
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23		2,619,103	2,632,198
Consumer finance 0.1%
Tegra118 Wealth Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%)	4.160	02-18-27		1,675,177	1,670,989
Diversified financial services 3.2%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	4.590	07-31-26		4,210,698	4,196,803
Ascensus Holidngs, Inc., Term Loan (3 month LIBOR + 3.500%)	4.000	08-02-28		15,778,243	15,640,185
Citadel Securities LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.590	02-02-28		6,156,902	6,090,223
CPC Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 7.750%)	8.500	12-29-28		1,623,176	1,615,060
CPC Acquisition Corp., Term Loan (3 month LIBOR + 3.750%)	4.500	12-29-27		2,036,286	2,024,842
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Cross Financial Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.750	09-15-27		1,740,730	$1,741,461
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25		6,093,686	4,897,800
Crown Finance US, Inc., 2020 Term Loan B1 (3 month LIBOR + 7.000%)	7.000	05-23-24		345,723	410,114
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	9.250	05-23-24		386,814	409,056
Cubic Corp., Term Loan B (3 month LIBOR + 4.250%)	5.000	05-25-28		4,782,460	4,781,790
Cubic Corp., Term Loan C (3 month LIBOR + 4.250%)	5.000	05-25-28		972,704	972,567
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.840	03-01-28		3,985,642	3,975,678
Hudson River Trading LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	3.090	03-20-28		4,856,719	4,805,724
Marnix SAS, 2021 USD Term Loan (3 month LIBOR + 4.000%)	4.500	08-04-28		2,421,235	2,409,129
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.842	11-09-26		5,509,523	5,457,403
Insurance 1.5%
Acrisure LLC, 2021 1st Lien Term Loan B (B)	TBD	02-15-27		545,163	542,099
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.340	05-09-25		6,122,314	6,030,479
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (3 month LIBOR + 3.500%)	4.000	11-06-27		2,008,622	1,996,430
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.340	05-09-25		1,011,567	996,707
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.086	03-18-27		7,084,634	7,022,644
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%)	3.215	11-03-23		3,045,898	3,032,588
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.340	07-31-27		586,863	578,354
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	10-14-27		4,108,253	4,082,577
HUB International, Ltd., 2021 Term Loan B (B)	TBD	04-25-25		2,142,857	2,131,971
Ima Financial Group, Inc. Term Loan (B)	TBD	11-01-28		2,498,847	2,478,031
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	4.000	03-11-28		2,755,535	2,727,980
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.840	05-15-26		525,062	517,517
Blackstone Mortgage Trust, Inc., 2019 Term Loan B (1 month LIBOR + 2.250%)	2.340	04-23-26		618,309	610,580
Blackstone Mortgage Trust, Inc., 2021 Term Loan B2 (1 month LIBOR + 2.750%)	3.250	04-23-26		1,829,184	1,820,039
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 5.000%)	6.000	08-09-26		7,357,370	7,338,977
KREF Holdings X LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	3.688	09-01-27		1,580,019	1,580,019
Starwood Property Mortgage LLC, 2021 Term Loan B2 (1 month LIBOR + 3.250%)	4.000	07-26-26		1,655,221	1,655,221
Health care 11.0%					205,263,732
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.078	11-15-27		1,216,531	1,192,201
Health care equipment and supplies 1.5%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.840	02-27-26		4,542,446	4,465,815
Bayou Intermediate II LLC, Term Loan B (3 month LIBOR + 4.500%)	5.250	08-02-28		1,700,550	1,698,425
Gloves Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	12-29-27		2,208,471	2,189,147
Golden State Buyer, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	06-21-26		5,007,437	4,969,881
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28		7,274,312	7,246,815
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.000%)	3.080	06-30-25		3,441,033	3,418,666
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,261,949	1,429,030
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
TecoStar Holdings, Inc., 1st Lien Term Loan (B)	TBD	05-01-24		2,429,353	$2,306,064
Health care providers and services 5.0%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	08-04-28		4,960,941	4,942,338
Confluent Health LLC, 2021 Term Loan B (B)	TBD	10-27-28		3,764,944	3,746,119
ENC Parent Corp., 2021 Term Loan (3 month LIBOR + 4.250%)	5.000	08-04-28		2,670,052	2,643,352
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	3.879	08-03-26		4,827,320	4,808,348
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.840	10-10-25		4,337,505	3,259,765
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		6,769,476	6,767,580
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	1,917,610
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	6.000	05-14-27		3,455,884	3,302,546
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28		1,027,531	1,024,109
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.340	08-31-26		6,340,828	6,304,178
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	8.000	03-02-29		2,136,611	2,125,928
National Mentor Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.500	03-02-28		7,693,136	7,591,510
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	4.500	03-02-28		241,022	237,838
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-27-28		1,471,106	1,464,971
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.840	03-31-27		4,623,165	4,590,988
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.840	02-14-25		4,553,101	4,482,346
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	4.250	02-14-25		1,887,972	1,882,667
PetVet Care Centers LLC, Term Loan (B)	TBD	02-14-25		998,338	988,354
Phoenix Newco, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.000	11-15-28		4,586,450	4,564,252
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	3.750	11-18-27		5,369,460	5,335,900
Radnet Management, Inc., 2021 Term Loan (Prime rate + 2.000% and 3 month LIBOR + 3.000%)	3.754	04-21-28		1,551,296	1,540,638
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.350	03-06-25		2,311,885	2,287,795
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		3,527,341	3,337,182
Upstream Newco, Inc., 2021 Term Loan (1 month LIBOR + 4.250%)	4.340	11-20-26		3,634,425	3,619,670
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.250	12-10-27		3,717,809	3,711,823
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (3 and 6 month LIBOR + 3.000%)	3.158	07-02-25		4,039,724	3,984,178
WCG Purchaser Corp., 2019 Term Loan (2 month LIBOR + 4.000%)	5.000	01-08-27		2,292,585	2,291,875
Health care technology 1.0%
Athenahealth, Inc., 2021 Term Loan B1 (1 and 3 month LIBOR + 4.250%)	4.399	02-11-26		7,315,322	7,297,034
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.500	03-01-24		5,344,250	5,327,576
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		4,530,791	4,508,137
Imprivata, Inc., Term Loan (3 month LIBOR + 3.500%)	4.000	12-01-27		1,044,305	1,041,913
Life sciences tools and services 0.4%
Cambrex Corp., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	12-04-26		1,584,187	1,579,434
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28		3,123,360	3,111,210
Maravai Intermediate Holdings LLC, 2020 Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-27		923,227	921,500
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.250	11-30-27		2,230,751	$2,222,854
PRA Health Sciences, Inc., US Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28		778,187	775,160
Pharmaceuticals 3.0%
AI Sirona Luxembourg Acquisition Sarl, 2021 EUR Term Loan B (1 month EURIBOR + 3.500%)	3.500	09-29-25	EUR	2,440,813	2,752,848
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.625	05-04-25		10,291,976	10,092,620
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.090	06-02-25		8,177,689	8,097,221
Curium Bidco Sarl, 2020 USD 2nd Lien Term Loan (3 month LIBOR + 7.750%)	8.500	10-27-28		1,887,300	1,896,736
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	5.000	12-02-27		1,541,641	1,541,641
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	4.132	07-09-26		2,499,412	2,495,238
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%)	5.750	03-27-28		9,901,306	9,612,980
Horizon Therapeutics USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.000%)	2.500	03-15-28		1,557,944	1,547,927
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28		2,899,597	2,892,000
LSCS Holdings, Inc., 2021 1st Lien Term Loan (B)	TBD	11-23-28		3,489,506	3,479,317
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.842	09-30-24		4,243,132	4,237,531
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28		4,908,709	4,890,301
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28		3,280,852	3,272,650
Industrials 14.8%					275,142,346
Aerospace and defense 2.1%
AI Convoy Luxembourg Sarl, 2021 Term Loan B1 (3 month LIBOR + 3.500%)	3.629	01-18-27		1,073,662	1,072,706
Bleriot US Bidco, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.132	10-31-26		2,134,493	2,130,224
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (B)	TBD	11-16-28		2,486,974	2,477,648
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.340	06-19-26		3,839,731	3,757,330
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.850	10-04-24		3,749,192	3,712,487
Spirit AeroSystems, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	4.250	01-15-25		837,878	836,312
Spirit AeroSystems, Inc., 2021 Term Loan B (B)	TBD	01-15-25		280,050	279,526
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.632	04-06-26		2,278,475	2,209,414
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.592	04-09-26		2,022,557	1,749,512
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.340	05-30-25		938,408	920,466
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.340	12-09-25		1,867,189	1,827,511
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.340	08-22-24		3,069,734	3,017,487
Vertex Aerospace Services Corp., 2021 1st Lien Term Loan (B)	TBD	10-27-28		3,518,890	3,494,715
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25		12,254,570	11,768,186
Air freight and logistics 0.8%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	5.500	03-31-28		2,278,213	2,273,953
Bahia De Las Isletas SL, 2021 EUR Term Loan C (1 month EURIBOR + 2.500% or 7.500% PIK)	2.500	12-31-21	EUR	361,667	438,878
First Student Bidco, Inc., Term Loan B (2 month LIBOR + 3.000%)	3.500	07-21-28		3,768,701	3,729,845
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%)	3.500	07-21-28		1,391,131	1,376,789
MRO Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 5.000%)	5.132	06-04-26		2,994,332	2,993,074
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28		4,670,911	4,665,072
Airlines 0.3%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28		1,979,286	1,963,610
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28		2,533,014	$2,522,451
Building products 1.8%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	04-12-28		2,933,658	2,920,457
CPG International LLC, 2017 Term Loan (3 month LIBOR + 2.500%)	3.250	05-05-24		4,329,221	4,321,125
Lakeshore Intermediate LLC, Term Loan (3 month LIBOR + 3.500%)	4.000	09-29-28		1,571,289	1,571,289
LEB Holdings USA, Inc., Term Loan B (3 month LIBOR + 3.750%)	4.500	11-02-27		1,633,410	1,632,054
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4 (3 month EURIBOR + 4.000%)	4.000	04-12-28	EUR	6,700,000	7,579,478
LSF11 Skyscraper Holdco Sarl, 2021 USD Term Loan B (3 month LIBOR + 3.750%)	4.250	09-29-27		1,315,048	1,310,669
Resideo Funding, Inc., 2021 Term Loan (2 and 3 month LIBOR + 2.250%)	2.750	02-08-28		1,475,717	1,472,028
Tamko Building Products LLC, Term Loan B (2 and 3 month LIBOR + 3.000%)	3.108	06-01-26		2,207,361	2,192,638
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.500%)	4.500	12-19-26		10,211,170	10,160,115
Commercial services and supplies 2.8%
AEA International Holdings Luxembourg Sarl, Term Loan B (3 month LIBOR + 3.750%)	4.250	09-07-28		1,463,503	1,464,717
AVSC Holding Corp., 2020 Term Loan B1 (3 and 6 month LIBOR + 3.250% or 0.250% PIK)	4.250	03-03-25		4,917,201	4,445,444
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 4.500%)	5.500	10-15-26		3,521,944	3,224,339
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 5.000% or 10.000% PIK)	5.000	10-15-26		1,992,414	2,300,002
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	4.000	05-17-28		2,097,927	2,092,682
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	6.000	09-30-24		9,074,087	8,526,285
Holding Socotec SAS, 2021 USD Term Loan (3 month LIBOR + 4.250%)	4.382	06-30-28		1,824,684	1,819,356
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.092	09-21-26		2,999,742	2,999,742
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.089	10-04-23		1,332,209	1,327,213
PECF USS Intermediate Holding III Corp., Term Loan B (B)	TBD	11-04-28		2,583,736	2,572,445
PODS LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.750	03-31-28		3,821,221	3,794,167
Revint Intermediate II LLC, 2021 Term Loan B (1 month LIBOR + 4.250%)	4.750	10-15-27		4,703,904	4,695,108
Sterling Infosystems, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24		2,610,057	2,600,269
Tempo Acquisition LLC, 2020 Extended Term Loan (1 month LIBOR + 3.250%)	3.750	11-02-26		6,512,221	6,512,221
Viad Corp., Initial Term Loan (1 month LIBOR + 5.000%)	5.500	07-30-28		2,250,000	2,244,375
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	03-24-28		1,138,655	1,132,108
Construction and engineering 1.4%
Aegion Corp., Term Loan (3 month LIBOR + 4.750%)	5.500	05-17-28		3,222,613	3,214,557
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%)	3.590	01-29-27		2,054,201	2,030,229
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%)	4.500	03-06-25		1,998,857	1,925,159
DG Investment Intermediate Holdings 2, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.750%)	4.500	03-31-28		1,012,605	1,008,494
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	03-31-28		4,834,264	4,814,637
Osmose Utilities Services, Inc., Term Loan (1 month LIBOR + 3.250%)	3.750	06-23-28		2,571,625	2,547,838
Refficiency Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	12-16-27		1,870,575	1,867,451
Tiger Acquisition LLC, 2021 Term Loan (3 month LIBOR + 3.250%)	3.750	06-01-28		1,160,200	1,149,630
TRC Companies, Inc., 2021 1st Lien Term Loan (B)	TBD	11-17-28		3,338,287	3,321,595
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	05-12-28		3,907,676	3,886,926
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Electrical equipment 0.8%
Array Technologies, Inc., Term Loan B (3 month LIBOR + 3.250%)	3.750	10-14-27		2,238,931	$2,208,145
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	3.250	08-01-25		4,876,007	4,806,426
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	6.000	10-05-28		4,538,871	4,527,523
Infinite Bidco LLC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.250	03-02-28		2,130,361	2,118,388
Infinity Bidco 1, Ltd., 2021 EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	07-06-28	EUR	1,338,977	1,510,076
Machinery 2.4%
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27		3,191,333	3,187,185
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 4.750%)	5.500	06-23-28		3,939,229	3,917,090
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%)	3.250	06-07-28		5,464,933	5,415,967
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.841	06-26-26		5,111,712	5,087,227
Engineered Components & Systems LLC, Term Loan (1 month LIBOR + 6.000%)	6.500	08-02-28		1,966,966	1,937,461
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%)	4.000	10-21-28		1,694,716	1,684,547
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.840	03-01-27		811,819	799,642
Granite US Holdings Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.132	09-30-26		4,212,566	4,178,360
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.840	03-01-27		2,052,563	2,021,775
Innio North America Holding, Inc., 2018 USD Term Loan B (3 month LIBOR + 2.750%)	2.874	10-31-25		4,346,769	4,245,359
Pro Mach Group, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	5.000	08-31-28		135,881	135,669
Pro Mach Group, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	5.000	08-31-28		4,185,130	4,178,601
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.090	04-21-25		5,015,079	4,679,068
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		3,687,025	3,671,650
Marine 0.0%
Naviera Armas SA, 2021 EUR PIK Term Loan B2 (3 month EURIBOR + 2.500% or 7.500% PIK)	2.500	12-31-21	EUR	51,421	62,399
Naviera Armas SA, EUR PIK Term Loan A (1 month EURIBOR + 2.500% or 7.500% PIK)	2.500	12-31-21	EUR	224,498	272,425
Naviera Armas SA, EUR PIK Term Loan B (1 month EURIBOR + 2.500%)	2.500	12-31-21	EUR	52,275	63,435
Professional services 1.3%
Cast & Crew Payroll LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.590	02-09-26		8,215,269	8,176,985
First Advantage Holdings LLC, 2021 Term Loan B (1 month LIBOR + 2.750%)	2.840	01-31-27		3,078,995	3,057,442
Greenrock Finance, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.500%)	4.500	06-28-24		4,035,277	3,998,274
Indy US Bidco LLC, 2021 USD Term Loan B (1 month LIBOR + 4.000%)	4.090	03-06-28		1,158,204	1,153,861
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	10-27-25		2,536,631	2,538,229
Trans Union LLC, 2021 Term Loan B6 (B)	TBD	11-16-28		4,391,588	4,361,418
Road and rail 0.6%
Carriage Purchaser, Inc., 2021 Term Loan B (2 month LIBOR + 4.250%)	5.000	09-30-28		1,813,177	1,812,053
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.132	12-30-26		2,389,603	2,366,304
Uber Technologies, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.590	04-04-25		6,934,137	6,903,834
Trading companies and distributors 0.3%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	3,656,453	4,028,602
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	3.882	12-12-25		2,078,842	2,033,378
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.2%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.632	04-06-26		4,237,963	$4,109,510
Information technology 17.9%					332,698,680
Communications equipment 0.1%
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.587	07-02-25		1,337,805	1,297,296
Electronic equipment, instruments and components 1.2%
C&D Technologies, Inc., Term Loan B (1 and 3 month LIBOR + 5.750%)	5.840	12-20-25		4,353,411	4,294,466
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24		2,320,661	2,306,156
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24		4,835,368	4,813,222
Ingram Micro, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	06-30-28		2,888,521	2,881,300
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.500%)	4.500	02-28-25		9,785,390	9,253,358
IT services 2.9%
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	11-06-28		5,701,066	5,665,435
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	4.750	10-01-27		7,407,786	7,393,934
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.840	07-11-25		7,727,883	7,661,500
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.840	02-15-24		5,167,985	5,109,018
GTT Communications BV, Term Loan (B)(C)	TBD	05-31-25	EUR	3,807,767	3,613,673
GTT Communications, Inc., 2018 USD Term Loan B (C)	0.000	05-31-25		5,154,084	4,320,669
Paysafe Holdings US Corp., USD Term Loan B1 (B)	TBD	06-28-28		832,296	798,488
Rackspace Technology Global, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.500	02-15-28		1,612,804	1,588,435
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27		1,673,649	1,647,507
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27		2,667,896	2,626,224
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.590	12-14-25		1,226,476	1,225,961
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	5.132	05-29-26		1,774	1,496
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 2.500% or 6.500% PIK)	3.500	02-28-25		235,938	241,246
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.090	08-27-25		6,422,386	6,406,330
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	2.340	03-31-28		5,174,132	5,126,426
Semiconductors and semiconductor equipment 0.3%
Allegro MicroSystems, Inc., Term Loan (3 month LIBOR + 3.750%)	4.250	09-30-27		35,901	35,812
MKS Instruments, Inc., 2021 USD Tem Loan (B)	TBD	10-21-28		5,382,276	5,358,755
Software 12.9%
Acuris Finance US, Inc., 2021 USD Term Loan B (1 week LIBOR + 4.000%)	4.500	02-16-28		1,207,572	1,203,418
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.250%)	3.340	08-15-25		6,999,717	6,962,199
AppLovin Corp., 2021 Term Loan B (B)	TBD	10-25-28		2,039,084	2,023,791
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.750	03-03-28		2,120,916	2,119,601
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%)	3.629	07-24-26		4,701,942	4,649,045
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	02-12-25		6,943,830	6,919,527
Barracuda Networks, Inc., 2020 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.500	10-30-28		1,968,264	1,985,486
Boxer Parent Company, Inc., 2021 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	10-02-25	EUR	2,245,243	2,543,735
Boxer Parent Company, Inc., 2021 USD Term Loan (3 month LIBOR + 3.750%)	3.882	10-02-25		6,756,905	6,680,889
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	3.882	01-29-27		5,778,179	5,699,653
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Cloudera, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 6.000%)	6.500	10-08-29	1,984,112	$1,979,151
Cloudera, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-08-28	4,785,337	4,746,480
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	02-10-28	7,287,198	7,246,244
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	3,524,316	3,503,770
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.090	10-16-26	4,202,381	4,184,268
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%)	7.090	02-19-29	2,681,022	2,697,295
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	4.000	07-30-27	6,369,910	6,338,060
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	4.750	12-01-27	7,329,121	7,307,720
Grab Holdings, Inc., Term Loan B (1 month LIBOR + 4.500%)	5.500	01-29-26	3,950,997	3,980,629
Helios Software Holdings, Inc., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	3.917	03-11-28	1,664,729	1,647,383
IGT Holding IV AB, 2021 USD Term Loan B2 (3 month LIBOR + 3.500%)	4.000	03-31-28	1,808,871	1,799,827
Instructure Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-30-28	4,598,693	4,564,203
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	4.917	04-01-28	4,885,047	4,871,320
Ivanti Software, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-01-27	3,756,211	3,725,711
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	4.750	12-01-27	2,237,439	2,215,065
Ivanti Software, Inc., 2021 Term Loan B (B)	TBD	12-01-27	1,272,624	1,262,291
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25	2,217,666	2,240,774
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.750%)	2.840	06-21-24	1,094,897	1,081,758
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 5.000%)	5.750	07-27-28	4,794,819	4,718,917
Marcel Bidco LLC, Term Loan B1 (B)	TBD	03-15-26	4,586,466	4,561,608
Mavenir Systems, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.250	08-18-28	2,763,840	2,758,092
MedAssets Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan 2 (B)	TBD	11-18-29	1,759,796	1,752,106
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan (B)	TBD	11-17-28	1,956,003	1,941,333
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28	3,751,609	3,699,499
Monotype Imaging Holdings, Inc., 2021 Add On Term Loan B1 (3 month LIBOR + 6.000%)	7.000	10-09-26	411,479	411,479
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	10-09-26	2,145,849	2,144,068
Motus Group LLC, 2021 Term Loan (B)	TBD	11-02-28	1,695,129	1,688,773
Orchid Finco LLC, Term Loan (B)	TBD	05-12-27	4,050,056	3,847,553
Peraton Corp., 2nd Lien Term Loan B1 (1 month LIBOR + 7.750%)	8.500	02-01-29	1,567,728	1,582,104
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	4.500	02-01-28	9,338,563	9,305,224
Planview Parent, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	12-17-27	1,120,302	1,116,101
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.100	04-26-24	7,420,495	7,383,393
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.590	06-01-26	6,587,472	6,526,274
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month LIBOR + 3.250%)	4.000	03-03-28	804,280	797,814
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.750	08-31-28	3,299,513	3,265,594
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.379	05-16-25	6,076,545	6,061,354
Red Planet Borrower LLC, Term Loan B (3 month LIBOR + 3.750%)	4.250	10-02-28	5,303,371	5,255,641
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	2.840	06-21-24	7,394,108	7,305,378
Skillsoft Finance II, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	06-30-28	3,235,896	3,241,299
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.840	02-05-24	9,175,814	9,008,906
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.500	10-07-27	3,914,341	3,904,555
Sovos Compliance LLC, 2021 Term Loan (3 month LIBOR + 4.500%)	5.000	08-11-28	1,535,699	1,539,539
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.840	04-16-25	1,610,989	1,587,081
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.840	04-16-25	1,307,754	$1,288,347
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.840	04-16-25	3,112,711	3,070,628
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.616	03-05-27	2,421,329	2,395,227
Symplr Software, Inc., 2020 Term Loan (3 month LIBOR + 4.500%)	5.250	12-22-27	3,334,282	3,333,248
ThoughtWorks, Inc. 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	03-23-28	2,289,323	2,275,976
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%)	4.000	05-04-26	3,299,963	3,280,362
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.840	05-04-26	1,655,222	1,645,919
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.840	08-06-26	3,180,338	3,169,207
Vision Solutions, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	4.750	04-24-28	5,790,794	5,775,275
Voyage Australia Proprietary, Ltd., USD Term Loan B (3 month LIBOR + 3.500%)	4.000	07-20-28	2,106,247	2,102,308
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	3.090	02-28-27	2,183,072	2,168,075
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	12-21-27	7,636,814	7,595,422
Technology hardware, storage and peripherals 0.5%
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.090	07-23-26	9,786,660	9,349,001
Materials 6.9%				128,566,984
Chemicals 2.7%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	08-27-26	5,604,065	5,616,674
Geon Performance Solutions LLC, 2021 Term Loan (3 month LIBOR + 4.750%)	5.500	08-18-28	2,053,772	2,071,743
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (3 month LIBOR + 4.500%)	5.000	08-30-28	3,062,432	3,042,342
INEOS US Finance LLC, 2021 USD Term Loan B (B)	TBD	11-08-28	3,623,165	3,600,520
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.250	01-29-26	1,113,638	1,109,807
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	3.840	02-07-27	1,982,405	1,972,493
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	02-18-28	7,163,752	7,020,477
KRATON Polymers US LLC, 2021 USD Term Loan (B)	TBD	11-18-28	2,044,965	2,027,071
Meridian Adhesives Group, Inc., Term Loan B (3 month LIBOR + 4.000%)	4.750	07-24-28	4,616,063	4,595,891
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%)	3.092	10-01-25	6,496,168	6,408,210
Olympus Water US Holding Corp., 2021 USD Term Loan B (1 month LIBOR + 3.750%)	4.250	11-09-28	1,744,824	1,728,685
Petrochoice Holdings, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 5.000%)	6.000	08-20-22	3,746,322	3,593,360
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (6 month LIBOR + 4.000%)	4.750	12-15-25	4,349,953	4,294,230
Sparta US HoldCo LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	4.250	08-02-28	1,807,578	1,805,879
Technimark Holdings LLC, 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	07-09-29	1,222,254	1,213,857
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.090	07-01-26	819,004	814,057
Construction materials 0.5%
Foundation Building Materials, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	3.340	02-03-28	1,352,199	1,335,297
Potters Borrower LP, Term Loan B (3 month LIBOR + 4.000%)	4.750	12-14-27	790,034	785,594
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.590	02-01-27	2,845,757	2,808,791
Quikrete Holdings, Inc., 2021 Term Loan B1 (B)	TBD	06-11-28	4,072,040	4,040,360
Containers and packaging 3.6%
Charter Next Generation, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	12-01-27	2,221,281	2,221,592
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	3.090	08-04-27	5,784,872	5,735,875
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month LIBOR + 5.000%)	5.500	10-29-28	3,898,950	$3,876,220
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.594	09-06-25	6,209,595	6,107,696
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.840	07-24-26	3,100,077	3,076,826
LTI Holdings, Inc., 2021 1st Lien Term Loan (B)	TBD	07-24-26	1,422,134	1,411,468
LTI Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 4.750%)	4.840	07-24-26	494,442	490,733
LTI Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	4.840	07-24-26	822,009	815,844
MAR Bidco Sarl, USD Term Loan (3 month LIBOR + 4.250%)	4.750	07-06-28	1,853,786	1,844,517
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.337	04-03-24	10,380,773	10,165,372
Pactiv Evergreen Group Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	09-20-28	1,192,219	1,184,767
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	3.587	08-03-26	6,746,199	6,645,006
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.000%)	4.500	10-02-28	961,242	957,291
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 3.750%)	4.500	11-03-25	5,618,392	5,588,895
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	3.750	03-03-28	957,491	946,126
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	3.750	03-03-28	4,703,991	4,648,155
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.250%)	4.250	10-17-24	6,241,621	6,218,214
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 4.000%)	4.500	09-15-28	26,582	26,501
Trident TPI Holdings, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	4.500	09-15-28	465,018	463,604
Valcour Packaging LLC, 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.250	10-04-28	1,483,793	1,480,084
Valcour Packaging LLC, 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%)	7.500	10-04-29	2,708,988	2,708,988
Paper and forest products 0.1%
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	02-23-28	2,085,789	2,067,872
Real estate 0.1%				1,571,768
Equity real estate investment trusts 0.1%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.840	01-02-26	1,601,802	1,571,768
Utilities 0.1%				2,028,776
Independent power and renewable electricity producers 0.1%

Esdec Solar Group BV, Term Loan B (6 month LIBOR + 5.000%)	5.750	08-30-28	2,038,971	2,028,776
Corporate bonds 11.4%				$212,331,638
(Cost $220,895,495)
Communication services 1.8%				34,031,668
Diversified telecommunication services 0.6%
Connect Finco SARL (E)	6.750	10-01-26	3,956,000	4,124,130
Frontier Communications Holdings LLC (E)	5.000	05-01-28	1,121,000	1,124,150
Frontier Communications Holdings LLC (E)	6.000	01-15-30	1,246,000	1,225,678
Frontier Communications Holdings LLC (E)	6.750	05-01-29	2,440,000	2,511,480
Iliad Holding SASU (E)	6.500	10-15-26	1,689,000	1,727,307
Iliad Holding SASU (E)	7.000	10-15-28	1,689,000	1,726,192
Entertainment 0.1%
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29	1,341,000	1,357,763
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 1.1%
Altice France SA (E)	5.500	10-15-29		6,166,000	$5,950,190
Getty Images, Inc. (E)	9.750	03-01-27		2,800,000	2,948,316
National CineMedia LLC (E)(F)	5.875	04-15-28		5,435,000	4,859,977
Townsquare Media, Inc. (E)	6.875	02-01-26		2,111,000	2,213,700
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(G)	3.250	02-15-26	EUR	734,000	809,621
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	1,824,313
United Group BV	3.625	02-15-28	EUR	1,500,000	1,628,851
Consumer discretionary 3.6%					67,917,768
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	3,630,949
Distributors 0.2%
Northwest Fiber LLC (E)	6.000	02-15-28		3,136,000	2,979,200
Diversified consumer services 0.6%
Paganini Bidco SpA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(G)	4.250	10-30-28	EUR	2,709,000	3,068,278
SRS Distribution, Inc. (E)	4.625	07-01-28		1,336,000	1,339,160
SRS Distribution, Inc. (E)	6.000	12-01-29		1,108,000	1,095,557
SRS Distribution, Inc. (E)	6.125	07-01-29		1,015,000	1,017,538
WW International, Inc. (E)	4.500	04-15-29		5,128,000	4,769,040
Hotels, restaurants and leisure 1.5%
Caesars Resort Collection LLC (E)	5.750	07-01-25		1,000,000	1,038,690
Deuce Finco PLC (E)	5.500	06-15-27	GBP	2,979,000	3,910,833
International Game Technology PLC (E)	4.125	04-15-26		959,000	975,783
Premier Entertainment Sub LLC (E)	5.625	09-01-29		3,004,000	3,004,000
Premier Entertainment Sub LLC (E)	5.875	09-01-31		3,004,000	3,015,265
Punch Finance PLC (E)	6.125	06-30-26	GBP	1,598,000	2,122,973
Punch Finance PLC	6.125	06-30-26	GBP	1,750,000	2,324,512
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	890,501
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	4,077,000	5,443,136
Stonegate Pub Company Financing 2019 PLC (E)	8.250	07-31-25	GBP	1,355,000	1,829,041
Stonegate Pub Company Financing 2019 PLC	8.250	07-31-25	GBP	2,706,000	3,652,682
Specialty retail 0.7%
F-Brasile SpA (E)	7.375	08-15-26		5,019,000	4,918,620
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	785,000	898,323
Maxeda DIY Holding BV	5.875	10-01-26	EUR	1,237,000	1,415,579
Specialty Building Products Holdings LLC (E)	6.375	09-30-26		3,927,000	4,069,668
Staples, Inc. (E)	7.500	04-15-26		2,253,000	2,237,026
Textiles, apparel and luxury goods 0.4%
Brunello Bidco SpA (E)	3.500	02-15-28	EUR	292,000	327,161
Brunello Bidco SpA (Greater of 3 month EURIBOR + 3.750% or 3.750%) (E)(G)	3.750	02-15-28	EUR	448,000	507,118
Wolverine Escrow LLC (E)	8.500	11-15-24		646,000	604,010
Wolverine Escrow LLC (E)(F)	9.000	11-15-26		7,250,000	6,833,125
Consumer staples 0.2%					3,377,104
Household products 0.1%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		1,966,000	1,950,041
Personal products 0.1%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,299,000	1,427,063
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 0.1%					$1,280,922
Oil, gas and consumable fuels 0.1%
New Fortress Energy, Inc. (E)	6.500	09-30-26		1,355,000	1,280,922
Financials 1.4%					25,336,491
Capital markets 0.7%
AG Issuer LLC (E)	6.250	03-01-28		7,512,000	7,756,140
Hightower Holding LLC (E)	6.750	04-15-29		3,140,000	3,163,550
Jane Street Group (E)	4.500	11-15-29		1,658,000	1,655,513
Consumer finance 0.1%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	2,697,611
Diversified financial services 0.4%
Cobra AcquisitionCo LLC (E)	6.375	11-01-29		2,899,000	2,862,763
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	1,645,000	1,924,127
Garfunkelux Holdco 3 SA	6.750	11-01-25	EUR	1,400,000	1,637,555
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		2,742,000	2,725,822
Ladder Capital Finance Holdings LLLP (E)	4.750	06-15-29		918,000	913,410
Health care 1.0%					18,823,890
Health care equipment and supplies 0.1%
Mozart Debt Merger Sub, Inc. (E)	5.250	10-01-29		1,002,000	1,000,748
Health care providers and services 0.3%
US Acute Care Solutions LLC (E)	6.375	03-01-26		5,641,000	5,774,974
Pharmaceuticals 0.6%
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		5,027,000	5,025,492
Jazz Securities DAC (E)	4.375	01-15-29		2,316,000	2,359,587
Organon & Company (E)	4.125	04-30-28		2,730,000	2,723,735
Organon & Company (E)	5.125	04-30-31		1,899,000	1,939,354
Industrials 1.3%					23,594,232
Aerospace and defense 0.2%
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,386,711
TransDigm, Inc. (E)	6.250	03-15-26		202,000	209,575
Air freight and logistics 0.1%
First Student Bidco, Inc. (E)	4.000	07-31-29		1,450,000	1,377,804
Building products 0.2%
Victors Merger Corp. (E)	6.375	05-15-29		2,940,000	2,748,900
Commercial services and supplies 0.1%
VistaJet Malta Finance PLC (E)	10.500	06-01-24		2,424,000	2,593,680
Construction and engineering 0.2%
New Enterprise Stone & Lime Company, Inc. (E)	5.250	07-15-28		2,375,000	2,369,063
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (G)	4.500	06-15-25	EUR	1,332,000	1,383,125
Machinery 0.2%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		3,692,000	3,820,555
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (G)	4.250	11-15-24	EUR	1,811,000	1,581,469
Road and rail 0.2%
Uber Technologies, Inc. (E)	4.500	08-15-29		4,165,000	4,123,350
Information technology 1.0%					18,805,399
IT services 0.1%
Paysafe Finance PLC (E)	4.000	06-15-29		2,584,000	2,383,740
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.9%
Avaya, Inc. (E)	6.125	09-15-28		6,100,000	$6,313,073
Castle US Holding Corp. (E)	9.500	02-15-28		1,548,000	1,625,400
Helios Software Holdings, Inc. (E)	4.625	05-01-28		5,437,000	5,352,727
ION Trading Technologies Sarl (E)	5.750	05-15-28		3,055,000	3,130,459
Materials 1.0%					19,164,164
Chemicals 0.5%
Unifrax Escrow Issuer Corp. (E)	5.250	09-30-28		2,762,000	2,714,708
Unifrax Escrow Issuer Corp. (E)	7.500	09-30-29		806,000	781,820
Venator Finance Sarl (E)	5.750	07-15-25		1,558,000	1,441,150
Venator Finance Sarl (E)	9.500	07-01-25		2,341,000	2,557,543
WR Grace Holdings LLC (E)	5.625	08-15-29		1,460,000	1,468,074
Containers and packaging 0.5%
Intelligent Packaging, Ltd. Finco, Inc. (E)	6.000	09-15-28		2,546,000	2,577,825
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	2,383,226
LABL, Inc. (E)	5.875	11-01-28		1,394,000	1,377,446
LABL, Inc. (E)	6.750	07-15-26		1,591,000	1,630,775
Pactiv Evergreen Group Issuer LLC (E)	4.375	10-15-28		2,224,000	2,162,840
Metals and mining 0.0%

Midwest Vanadium Pty, Ltd. (C)(E)	11.500	02-15-18		5,668,325	68,757
Asset backed securities 1.7%					$32,532,749
(Cost $32,907,074)
Asset backed securities 1.7%					32,532,749
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(G)	2.876	01-15-31		4,900,000	4,530,903
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(G)	3.630	10-17-34		850,000	849,982
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(G)	3.379	07-20-34		3,000,000	2,945,499
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(G)	4.002	07-25-34		3,450,000	3,413,430
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(G)	3.795	07-25-34		3,100,000	3,076,347
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(G)	2.990	12-18-30		2,500,000	2,300,683
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(G)	3.034	04-22-31		1,350,000	1,248,132
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(G)	3.457	07-20-34		1,350,000	1,332,651
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(G)	5.273	07-20-34		3,550,000	3,528,370
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(G)	3.835	07-20-34		2,950,000	2,927,784
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(G)	3.586	04-20-34		1,300,000	1,290,101
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(G)	3.929	07-15-34		2,900,000	2,905,730
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(G)	3.729	07-15-34		2,200,000	2,183,137

18	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Common stocks 0.5%		$8,667,746
(Cost $16,035,306)
Communication services 0.1%		1,843,800
Entertainment 0.1%
Cineworld Group PLC (H)	105,512	44,203
Technicolor SA (H)	586,571	1,799,597
Consumer discretionary 0.0%		105,755
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	245,600	105,755
Energy 0.4%		6,718,191
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(H)	196,736	18,237
Oil, gas and consumable fuels 0.4%
Murray Energy Corp. (H)	12,315	615,750

Ultra Petroleum Corp. (H)	37,155	1,602,309

Ultra Resources, Inc. (H)	103,928	4,481,895
Exchange-traded funds 0.7%		$13,959,942
(Cost $14,255,021)
Invesco Senior Loan ETF (F)	420,747	9,172,285
SPDR Blackstone Senior Loan ETF (F)	105,548	4,787,657

	Yield (%)	Shares	Value
Short-term investments 6.6%			$122,354,987
(Cost $122,354,967)
Short-term funds 6.6%			122,354,987
John Hancock Collateral Trust (I)	0.0000(J)	1,226,908	12,275,333
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(J)	110,079,654	110,079,654
Total investments (Cost $2,009,230,748) 106.5%			$1,982,514,447
Other assets and liabilities, net (6.5%)			(121,740,360)
Total net assets 100.0%			$1,860,774,087

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $222,523,751 or 12.0% of the fund’s net assets as of 11-30-21.
(F)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $13,047,782. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,385,493 in the form of U.S. Treasuries was pledged to the fund.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

(J)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following country composition as a percentage of net assets on 11-30-21:
United States	81.3%
Luxembourg	4.7%
United Kingdom	3.4%
Netherlands	2.0%
Cayman Islands	1.7%
Canada	1.4%
France	1.4%
Other countries	4.1%
TOTAL	100.0%
20	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	108,968,653	EUR	93,670,000	CITI	4/6/2022	$2,363,385	—
USD	37,844,835	GBP	27,800,000	CITI	4/6/2022	853,403	—
						$3,216,788	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$1,592,667,385	—	$1,592,647,384	$20,001
Corporate bonds	212,331,638	—	212,331,638	—
Asset backed securities	32,532,749	—	32,532,749	—
Common stocks	8,667,746	—	8,543,754	123,992
Exchange-traded funds	13,959,942	$13,959,942	—	—
Short-term investments	122,354,987	122,354,987	—	—
Total investments in securities	$1,982,514,447	$136,314,929	$1,846,055,525	$143,993
Derivatives:
Assets
Forward foreign currency contracts	$3,216,788	—	$3,216,788	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,226,908	$19,438,612	$36,865,365	$(44,026,122)	$850	$(3,372)	$9,815	—	$12,275,333
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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